Liability under insurance contracts and reinsurance contracts - Summary of insurance contracts that did not apply the premium allocation approach recognized (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Insurance Contracts That Did Not Apply The Premium Allocation Approach Recognized For The First Time [Line Items]
Contract recognized for the first time in the period Loss burden contract set, except for loss burden contract set	₩ 0	₩ 0
Contract recognized for the first time in the period Loss burden contract set	32,646	27,640
Total	32,646	27,640
Other than insurance acquisition cash flow amount [member]
Disclosure Of Insurance Contracts That Did Not Apply The Premium Allocation Approach Recognized For The First Time [Line Items]
Contract recognized for the first time in the period Loss burden contract set, except for loss burden contract set	7,203,902	5,654,572
Contract recognized for the first time in the period Loss burden contract set	742,242	748,281
Total	7,946,144	6,402,853
Insurance acquisition cash flow amount [member]
Disclosure Of Insurance Contracts That Did Not Apply The Premium Allocation Approach Recognized For The First Time [Line Items]
Contract recognized for the first time in the period Loss burden contract set, except for loss burden contract set	2,065,657	1,725,595
Contract recognized for the first time in the period Loss burden contract set	104,758	119,002
Total	2,170,415	1,844,597
Present value estimate of future cash inflows [member]
Disclosure Of Insurance Contracts That Did Not Apply The Premium Allocation Approach Recognized For The First Time [Line Items]
Contract recognized for the first time in the period Loss burden contract set, except for loss burden contract set	(11,135,497)	(8,794,395)
Contract recognized for the first time in the period Loss burden contract set	(822,990)	(848,952)
Total	(11,958,487)	(9,643,347)
Risk adjustment for non-financial risks [member]
Disclosure Of Insurance Contracts That Did Not Apply The Premium Allocation Approach Recognized For The First Time [Line Items]
Contract recognized for the first time in the period Loss burden contract set, except for loss burden contract set	216,140	147,970
Contract recognized for the first time in the period Loss burden contract set	8,636	9,309
Total	224,776	157,279
Contractual service margin [member]
Disclosure Of Insurance Contracts That Did Not Apply The Premium Allocation Approach Recognized For The First Time [Line Items]
Contract recognized for the first time in the period Loss burden contract set, except for loss burden contract set	1,649,798	1,266,258
Contract recognized for the first time in the period Loss burden contract set	0	0
Total	₩ 1,649,798	₩ 1,266,258